Financial Risk Management - Summary of Changes in Equity and Earnings from Interest Rate Risk (Details) - Kookmin Bank - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Scenario 1 (Parallel Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	₩ 165,634	₩ 936,965
Changes in Net Interest Income	162,959	564,771
Scenario 2 (Parallel Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	290,330	0
Changes in Net Interest Income	0	0
Scenario 3 (Short-Term Decline, Long-Term Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	266,737	273,951
Scenario 4 (Short-Term Rise, Long-Term Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	268,261	311,497
Scenario 5 (Short-Term Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	288,737	568,246
Scenario 6 (Short-Term Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	132,998	345,987
Maximum of 6 scenarios
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	290,330	936,965
Changes in Net Interest Income	162,959	564,771
Basic Capital
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	₩ 31,176,032	₩ 30,491,173